General information and list of principal subsidiaries - Subsidiaries (Details) - 12 months ended Jun. 30, 2023	USD ($)	HKD ($)	CNY (¥)	IDR (Rp)	INR (₨)	CAD ($)	SGD ($)	VND (₫)
MINISO Universal Holding Limited
General information, reorganization and basis of presentation
Registered Capital	$ 50,000
Group's effective interest (direct or indirect)	100.00%
MINISO Global Holding Limited
General information, reorganization and basis of presentation
Registered Capital	$ 50,000
Group's effective interest (direct or indirect)	100.00%
MINISO Development HK
General information, reorganization and basis of presentation
Registered Capital		$ 10,000
Group's effective interest (direct or indirect)	100.00%
MINISO Investment Hong Kong Limited
General information, reorganization and basis of presentation
Registered Capital		80,100,000
Issued and paid up capital		80,100,000
Group's effective interest (direct or indirect)	100.00%
MINISO HK
General information, reorganization and basis of presentation
Registered Capital		350,000,000
Issued and paid up capital		$ 350,000,000
Group's effective interest (direct or indirect)	100.00%
MINISO Guangzhou
General information, reorganization and basis of presentation
Registered Capital | ¥			¥ 146,862,372
Issued and paid up capital | ¥			139,693,019
Group's effective interest (direct or indirect)	100.00%
MINISO (Hengqin) Enterprise Management Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital | ¥			10,000,000
Group's effective interest (direct or indirect)	100.00%
MINISO International (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital | ¥			65,000,000
Issued and paid up capital | ¥			65,000,000
Group's effective interest (direct or indirect)	100.00%
MINISO Youxuan Technology (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital | ¥			10,000,000
Issued and paid up capital | ¥			5,000,000
Group's effective interest (direct or indirect)	100.00%
Pt. MINISO Lifestyle Trading Indonesia
General information, reorganization and basis of presentation
Registered Capital | Rp				Rp 53,289,350,000
Issued and paid up capital | Rp				Rp 53,289,350,000
Group's effective interest (direct or indirect)	67.00%
MINISO Life Style Private Limited
General information, reorganization and basis of presentation
Registered Capital | ₨					₨ 669,540,570
Issued and paid up capital | ₨					₨ 669,540,570
Group's effective interest (direct or indirect)	100.00%
USA MINISO Depot Inc.
General information, reorganization and basis of presentation
Registered Capital	$ 27,041,441
Issued and paid up capital	$ 27,041,441
Group's effective interest (direct or indirect)	100.00%
MIHK Management Inc.
General information, reorganization and basis of presentation
Registered Capital						$ 100
Issued and paid up capital						$ 100
Group's effective interest (direct or indirect)	100.00%
MINISO LIFESTYLE SINGAPORE PRIVATE LIMITED
General information, reorganization and basis of presentation
Registered Capital							$ 3,000
Issued and paid up capital							$ 3,000
Group's effective interest (direct or indirect)	100.00%
MINISO VIETNAM LIMITED LIABILITY COMPANY
General information, reorganization and basis of presentation
Registered Capital | ₫								₫ 20,000,000,000
Issued and paid up capital | ₫								₫ 20,000,000,000
Group's effective interest (direct or indirect)	90.00%
TOP TOY (Guangdong) Technology Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital | ¥			5,000,000
Group's effective interest (direct or indirect)	100.00%
Mingyou Industrial Investment (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital | ¥			2,300,000,000
Issued and paid up capital | ¥			¥ 2,126,000,000
Group's effective interest (direct or indirect)	100.00%